Supplemental Oil and Natural Gas Disclosures (Unaudited) - Schedule of Operations for Oil and Natural Gas Producing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Oil And Natural Gas Disclosures (Unaudited) [Abstract]
Revenues, net	$ 532,780	$ 612,192
Less:
Lease operating expense	1,179,728	1,332,548
Depletion	716,491	767,401
Accretion of discount on asset retirement obligations	162,896	91,624
Results of operations from oil and natural gas producing activities	$ (1,526,335)	$ (1,579,381)